UTA Capital LLC TRANSACTION	12 Months Ended
Dec. 31, 2012
Significant Agreements Disclosure [Abstract]
UTA CAPITAL LLC TRANSACTION

NOTE 10 — UTA CAPITAL LLC TRANSACTION

On July 12, 2011, we entered into a Note and Warrant Purchase Agreement with UTA Capital LLC, a Delaware limited liability company (“UTA”), (the “Purchase Agreement,” and as amended by that certain letter agreement dated as of August 16, 2011, and as further amended by that certain Second Amendment to Note and Warrant Purchase Agreement dated as of August 31, 2011 and that certain Third Amendment to Note and Warrant Purchase Agreement dated as of November 24, 2011, the “Original Agreement”) pursuant to which UTA agreed to provide financing to Micronet Enertec on a secured basis.

The initial closing (the “Initial Closing”) of the transactions contemplated by the Purchase Agreement took place on September 1, 2011. In connection therewith, the Company issued to UTA a secured promissory note in the principal amount of $3,000 that matures on March 1, 2014 (the “First Note”). The First Note bears interest at a rate of 8% per annum and principal was due to be repaid in three equal principal payments of $1,000 on each of September 1, 2012, September 1, 2013 and March 1, 2014. Net proceeds from the sale of the First Note were to be used as working capital for the Company and its subsidiaries. In addition, the Company issued to UTA a warrant (the “First Warrant”) to purchase up to 476,113 shares of the Company’s common stock, par value $0.001 (the “Common Stock”) at an exercise price initially equal to $1.00 per share, representing 12% of the Company’s outstanding shares of Common Stock, on a fully diluted basis. The First Warrant became exercisable on March 1, 2012 and will terminate, to the extent not exercised, on March 1, 2017. The Company has agreed to customary covenants, see note 16.

At the issuance date of the First Warrant, we recorded the fair value of the First Warrant issued with the $3,000 Note as a derivative liability of $828 using the Black-Scholes option pricing model with a corresponding increase in debt discount as we determined that warrants are not indexed to the Company’s own stock pursuant to FASB ASC Topic 815, “Derivative and Hedging” (ASC 815-40-25). Debt discount is being amortized over the term of the loan to the stated maturity date and are presented as a component of interest expense in the accompanying statements of operations. Amortization of the debt discount for the year ended December 31, 2012 is $331, and is included as a component of interest expense.

Pursuant to the Original Agreement, UTA also agreed to purchase a 27-month, secured promissory note in the principal amount of $3,000 (the “Second Note”) at a second closing if it occurred (the “Second Closing”), which closing was to occur not later than nine months after the Initial Closing, subject to the closing conditions set forth in the Original Agreement; provided, however, that the principal amount of the Second Note was to be reduced by the aggregate unpaid principal amount outstanding under the Intermediate Note (as defined below) as of the date of the Second Closing. The First Note and the Second Note were to be secured by the pledge of certain of the assets of the Company and its subsidiaries and were to be identical other than their duration.

The Company has also agreed to issue to UTA at the Second Closing a second warrant (the “Second Warrant” and, together with the First Warrant, the “Warrants”) to purchase that number of shares of Common Stock in order that the Warrants, and any shares of Common Stock issued upon exercise of the First Warrant, represent 12% of the outstanding shares of Common Stock on a fully diluted basis as of the Second Closing. The Company agreed to grant to UTA certain demand and “piggy back” registration rights in respect of the shares underlying the Warrants, as set forth in the Original Agreement.

Amended and Restated Note and Warrant Purchase Agreement

In connection with the acquisition of Micronet (the “Acquisition”), we entered into an Amended and Restated Note and Warrant Purchase Agreement, dated as of September 7, 2012, with UTA. The Amended and Restated Note and Warrant Purchase Agreement amended the Original Agreement. Pursuant to the Amended and Restated Note and Warrant Purchase Agreement, we and UTA agreed to revise the Original Agreement to provide, among other things, (i) for the consummation of the Second Closing, as described below, to assist the Company in financing the Acquisition although the time period in which the Second Closing could occur had expired under the terms of the Original Agreement, (ii) that Enertec pledge to UTA the shares acquired in the Acquisition, (iii) that D.L. Capital Ltd., the Company’s controlling stockholder, enter into a pledge agreement with UTA to pledge 1,000,000 shares of common stock of the Company owned by D.L. Capital Ltd., (iv) that the Secured Promissory Note made by the Company payable to UTA, dated September 1, 2011 in the principal amount of $3,000 be amended to provide that the principal payments be paid in three equal principal payments of $1,000 each, the first on December 31, 2012, and the second on September 1, 2013, with the remaining principal balance due at the Maturity Date of March 1, 2014, and (v) that the Company satisfy within four months of September 7, 2012 the corporate governance requirements under Nasdaq Marketplace Rule 5605 (relating to Board and Board committee composition, process and decision-making), Rule 5610 (relating to codes of conduct) and Rule 5630 (relating to the review and approval of related-party transactions) as if the Company’s common stock were listed on the Nasdaq stock exchange.

Second Closing

On September 7, 2012, we issued to UTA pursuant to the Amended and Restated Note and Warrant Purchase Agreement (i) the Second Secured Promissory Note in the principal amount of $3,000, with an initial interest rate equal to 8% per annum, $1,500 of such amount payable on May 15, 2013, and the remaining balance due at the Maturity Date of April 1, 2014, and (ii) the Second Warrant entitling UTA to purchase from the Company up to a total of 300,000 shares of the Company’s common stock at an exercise price initially equal to $1.30 per share, first exercisable beginning six months after September 7, 2012, until 66 months after September 7, 2012. At issuance date, we recorded the fair value of the Second Warrant issued with the $ 3,000 Note as a derivative liability amounted to $872 using the Black-Scholes option pricing model with a corresponding increase in debt discount as we determined that warrants (ratchet down of exercise price based upon lower exercise price in future offerings) are not indexed to the Company’s own stock pursuant to FASB ASC Topic 815, “Derivative and Hedging” (ASC 815-40-25). Debt discount is being amortized over the term of the loan to the stated maturity date and are presented as a component of interest expense in the accompanying statements of operations. Amortization of the debt discount for the year ended December 31, 2012 is $129, and is included as a component of interest expense.

On November 6, 2012, the Company and UTA amended the terms of the Warrants pursuant to which UTA waived its right to anti-dilution protection in case the Company issues additional shares of common stock, while the Company waived certain upward exercise price adjustment provisions included in the Warrants. Following this amendment, the Warrants were classified to equity in the amount of $1,105.